SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-03    GER    4200     6.8436       7.85	       Weeden & Co.
05-04    " "    4200     6.9360       7.87	       	""
05-05    " "    3500     6.9129       7.97	       	""
05-06    " "    4200     6.7831       7.70	       	""
05-07    " "    4200     6.6500	  7.59	       	""
05-10    " "    4300     6.4900       7.30	       	""
05-11    " "    3500     6.5200       7.40	       	""
05-12    " "    4000     6.4675	  7.35	       	""
05-13    " "    2400     6.5188       7.37	       	""
05-14    " "    4000     6.5500       7.36	       	""
05-17    " "    3000     6.4587       7.35	       	""
05-18    " "    4100     6.4573       7.38	       	""
05-19    " "    2500     6.5980       7.57	       	""
05-20    " "    3100     6.4642       7.45		     	""
05-21    " "    2250     6.5700       7.49	       	""
05-24    " "    3500     6.6400       7.51	       	""
05-25    " "    1000     6.6200       7.54	       	""
05-27    " "    1300     6.7862       7.80	       	""
05-28    " "    1100     6.7691       7.78	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          6/1/04